Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table shows the respective useful lives for property, plant and equipment:

Useful life
Buildings	20 to 40 years
Machinery and other equipment
Machinery and equipment	7 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years

The following table summarizes the movements of property, plant & equipment during 2019:

($ millions)	Land	Buildings	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2019	60	1,527	657	2,646	4,890
Additions(1)		11	514	82	607
Impact of business combinations				1	1
Disposals and derecognitions(2)		(17)	(1)	(161)	(179)
Transfers with former parent		4	2	29	35
Reclassifications for assets placed in service		104	(417)	313	—
Other reclassifications	(27)				(27)
Currency translation effects		(1)		(4)	(5)
December 31, 2019	33	1,628	755	2,906	5,322

Accumulated depreciation
January 1, 2019	(7)	(558)	(7)	(1,518)	(2,090)
Depreciation charge		(73)		(194)	(267)
Impairment charge			(1)	(7)	(8)
Disposals and derecognitions(2)		14		151	165
Transfers with former parent		(2)		(15)	(17)
Other reclassifications	7				7
Currency translation effects		1			1
December 31, 2019	—	(618)	(8)	(1,583)	(2,209)
Net book value at December 31, 2019	33	1,010	747	1,323	3,113

(1)	Includes $56 million in non-cash additions.

(2)	Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.

As of December 31, 2019, commitments for purchases of property, plant & equipment were $212 million. There were no capitalized borrowing costs.
The following table summarizes the movements of property, plant and equipment during 2018:

($ millions)	Land	Buildings	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2018	53	1,386	503	2,506	4,448
Additions		4	468	52	524
Impact of business combinations				1	1
Disposals and derecognitions(1)		(16)		(71)	(87)
Reclassifications and transfers with former parent	10	252	(302)	203	163
Reclassification to right-of-use assets(2)		(86)			(86)
Currency translation effects	(3)	(13)	(12)	(45)	(73)
December 31, 2018	60	1,527	657	2,646	4,890

Accumulated depreciation
January 1, 2018	(3)	(447)		(1,438)	(1,888)
Depreciation charge		(70)		(169)	(239)
Impairment charge			(1)	(1)	(2)
Disposals and derecognitions(1)		15		72	87
Transfers with former parent	(4)	(69)	(6)	(12)	(91)
Reclassification to right-of-use assets(2)		7			7
Currency translation effects		6		30	36
December 31, 2018	(7)	(558)	(7)	(1,518)	(2,090)
Net book value at December 31, 2018	53	969	650	1,128	2,800

(1)	Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
(2)
The December 31, 2018 balance previously reported for a finance lease asset of $79 million has been reclassified from "Property, Plant, & Equipment" to "Right-of-use assets".